Promissory Note (Details) - Successor [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Principal amount	$ 3,885	$ 3,885
Less: Unamortized original issue discount		834
Unamortized debt issuance cost		14
Note payable before accrued interest payable	3,885	3,037
Add: Interest	372	16
Accrued monitoring fee	273
Note payable gross	4,530	3,053
Less: Extinguishment	3,927
Note payable	$ 603	$ 3,053